Employee Severance Expenses by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Expenses incurred	$ 14,017	$ 1,877	$ 180
TCA
Restructuring Cost and Reserve [Line Items]
Expenses incurred	$ 14,017	$ 1,877